Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	46 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		12.50%	16.85%
FolioBeyond Enhanced Fixed Income Premium ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%
Bloomberg U.S. Aggregate Bond Index.
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%	3.38%	(0.94%)
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.03%)	1.46%